Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 18, 2025	Dec. 04, 2024	Jun. 03, 2024	Feb. 28, 2024	Jun. 26, 2023	Apr. 17, 2023
2x Bitcoin Strategy ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	2x Bitcoin Strategy ETF (Consolidated) NAV
Account Value	$ 30,360				$ 29,266	$ 10,000
2x Corn ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	2x Corn ETF (Consolidated) NAV
Account Value	$ 11,238		$ 10,000
2x Ether ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	2x Ether ETF (Consolidated) NAV
Account Value	$ 1,935			$ 10,000
2x Wheat ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	2x Wheat ETF (Consolidated) NAV
Account Value	$ 9,720		10,000
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV
Account Value	$ 8,304	$ 10,000
One+One S&P 500® and Bitcoin ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	One+One S&P 500® and Bitcoin ETF (Consolidated) NAV
Account Value	$ 8,601	10,000
Volatility Premium Plus ETF (Consolidated)
Account Value [Line Items]
Line Graph and Table Measure Name	Volatility Premium Plus ETF (Consolidated) NAV
Account Value	$ 15,840				16,314		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,088				11,898	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,813		10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,381			$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,813		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,718	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,718	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,739				$ 12,448		$ 10,000